UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

Item 1. Schedule of Investments.

Freedom 100 Emerging Markets ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 98.8%
Chile - 14.5%
6,720	AntarChile SA	$80,833
1,512,984	Banco de Chile	223,054
2,016	Banco de Credito e Inversiones SA	139,086
7,080	Banco Santander Chile ADR	211,834
34,960	Empresas CMPC SA	95,961
18,328	Empresas COPEC SA	200,800
16,840	Enel Americas SA ADR	149,371
8,552	Latam Airlines Group SA	80,456
36,264	SACI Falabella	236,804
3,648	Sociedad Quimica y Minera de Chile SA ADR	113,489
		1,531,688
India - 0.8%
136	Axis Bank Ltd. (a)	7,915
48	Dr. Reddy's Laboratories Ltd. ADR	1,799
224	HDFC Bank Ltd. ADR	29,129
896	ICICI Bank Ltd. ADR	11,281
1,072	Infosys Ltd. ADR	11,471
416	Larsen & Toubro Ltd.	9,298
168	Tata Motors Ltd. ADR (a)	1,962
248	Vedanta Ltd. ADR	2,522
1,480	Wipro Ltd. ADR	6,408
		81,785
Indonesia - 4.1%
108,032	Astra International Tbk PT	56,969
63,440	Bank Central Asia Tbk PT	134,604
41,832	Charoen Pokphand Indonesia Tbk PT	14,006
5,152	Gudang Garam Tbk PT	28,035
343,264	Hanjaya Mandala Sampoerna Tbk PT	76,294
32,056	Indofood CBP Sukses Makmur Tbk PT	23,031
122,216	Kalbe Farma Tbk PT	12,630
20,104	Unilever Indonesia Tbk PT	64,037
11,024	United Tractors Tbk PT	22,005
		431,611
Mexico - 5.4%
131,192	America Movil SAB de CV	95,624
5,680	Arca Continental SAB de CV	30,718
640	Fomento Economico Mexicano SAB de CV ADR	61,920
15,152	Grupo Bimbo SAB de CV	31,585
6,904	Grupo Carso SAB de CV	25,769
648	Grupo Elektra SAB de CV	42,498
7,712	Grupo Financiero Banorte SAB de CV	44,792
20,400	Grupo Financiero Inbursa SAB de CV	29,515
23,296	Grupo Mexico SAB de CV	62,046
54,976	Wal-Mart de Mexico SAB de CV	150,059
		574,526

Philippines - 6.1%
3,440	Ayala Corp.	60,025
75,200	Ayala Land, Inc.	74,562
23,920	Bank of the Philippine Islands	36,649
22,880	BDO Unibank, Inc.	62,520
33,680	JG Summit Holdings, Inc.	44,306
6,160	Manila Electric Co.	46,529
12,720	San Miguel Corp.	43,497
28,480	San Miguel Food and Beverage, Inc.	58,922
6,080	SM Investments Corp.	114,990
149,600	SM Prime Holdings, Inc.	108,327
		650,327
Poland - 14.6%
39,048	Bank Millennium SA (a)	97,891
9,008	Bank Polska Kasa Opieki SA	269,735
1,440	CCC SA	65,026
3,008	CD Projekt SA	173,456
22,240	Cyfrowy Polsat SA	177,269
3,168	Dino Polska SA (a)(b) (Cost: $105,431; Original Acquisition Date: 5/22/2019)	111,069
64	LPP SA	130,960
1,368	mBank SA (a)	157,551
3,608	Santander Bank Polska SA	358,321
		1,541,278
Republic of Korea - 18.0%
640	Celltrion, Inc. (a)	113,905
1,040	Hyundai Motor Co.	126,099
296	LG Chem Ltd.	90,878
688	NAVER Corp.	67,927
352	POSCO	74,537
280	Samsung Biologics Co Ltd. (a)(b) (Cost: $71,056; Original Acquisition Date: 5/22/2019)	77,599
784	Samsung C&T Corp.	64,980
25,328	Samsung Electronics Co Ltd.	1,030,975
2,936	SK Hynix, Inc.	176,722
376	SK Telecom Co Ltd.	84,341
		1,907,963
South Africa - 9.0%
3,200	Absa Group Ltd.	39,986
1,016	Anglo American Platinum Ltd.	60,371
21,376	FirstRand Ltd.	104,034
7,512	MTN Group Ltd.	56,933
1,552	MultiChoice Group Ltd. (a)	14,762
1,584	Naspers Ltd.	384,559
2,000	Nedbank Group Ltd.	35,953
8,832	Sanlam Ltd.	49,010
2,552	Sasol Ltd.	63,453
6,432	Standard Bank Group Ltd.	89,811
6,856	Vodacom Group Ltd.	58,250
		957,122

Spain - 0.7%
7,984	AmRest Holdings SE (a)	77,623
Taiwan, Province of China - 21.9%
79,024	Cathay Financial Holding Co Ltd.	109,404
129,080	CTBC Financial Holding Co Ltd.	88,728
34,664	Formosa Chemicals & Fibre Corp.	114,953
56,144	Formosa Petrochemical Corp.	199,743
37,192	Formosa Plastics Corp.	137,107
64,800	Fubon Financial Holding Co Ltd.	95,658
83,928	Hon Hai Precision Industry Co Ltd.	209,148
640	Largan Precision Co Ltd.	79,435
47,944	Nan Ya Plastics Corp.	121,328
29,528	Taiwan Semiconductor Manufacturing Co Ltd. ADR	1,156,612
		2,312,116
Thailand - 3.4%
8,800	Advanced Info Service PCL	62,555
5,600	Bangkok Bank PCL	35,973
46,400	Bangkok Dusit Medical Services PCL	39,338
12,800	Central Pattana PCL	31,304
23,200	Charoen Pokphand Foods PCL	21,371
36,800	Home Product Center PCL	20,999
18,400	Indorama Ventures PCL	28,199
7,200	Kasikornbank PCL	44,138
13,600	PTT Global Chemical PCL	28,382
10,400	The Siam Commercial Bank PCL	47,307
		359,566
United States - 0.3%
816	Reliance Industries Ltd. (a)(b) (Cost: $31,120; Original Acquisition Date: 5/22/2019)	29,498
	TOTAL COMMON STOCKS (Cost $9,987,002)	10,455,103

MONEY MARKET FUNDS - 0.8%
79,922	First American Government Obligations Fund, 2.30% (c)	79,922
	TOTAL MONEY MARKET FUNDS (Cost $79,922)	79,922

	TOTAL INVESTMENTS - 99.6% (Cost $10,066,924)	10,535,025
	Other Assets in Excess of Liabilities - 0.4%	46,088
	TOTAL NET ASSETS - 100.0%	$10,581,113

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
(a) Non-Income producing security.
(b) Restricted Security.
(c) Rate shown is the 7-day effective yield.

The unaudited cost basis of investments for federal income tax purposes at June 30, 2019 was as follows*:

Freedom 100 Emerging Markets ETF
Cost of investments	$10,066,924
Gross unrealized appreciation	$513,583
Gross unrealized depreciation	$(45,482)
Net unrealized appreciation/(depreciation)	$468,101

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

VALUATION MEASUREMENTS (Unaudited)

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2019:

	Freedom 100 Emerging Markets ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,455,103	$-	$-	$10,455,103
Money Market Funds*	79,922			79,922
Total Investments in Securites	$10,535,025	$-	$-	$10,535,025

* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title)   /s/ Wesley R. Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date   August 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R. Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date    August 13, 2019

By (Signature and Title)   /s/ John R. Vogel
                                          John R. Vogel, Principal Financial Officer, Treasurer

Date   August 13, 2019